Senior Convertible Debentures	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Senior Convertible Debentures
Senior Convertible Debentures

Effective December 1, 2009, the Company issued $6.1 million in convertible senior debentures. The debentures will mature on December 1, 2029 and accrue interest at the rate of 8.0% per annum until maturity or earlier redemption or repayment. Interest on the debentures is payable on June 1 and December 1 of each year, and commenced June 1, 2010. The debentures are convertible into the Company’s common stock at a conversion price of $20 per share at the option of the holder at any time prior to maturity.

The debentures are redeemable, in whole or in part, at the option of the Company at any time on or after December 1, 2019, at a price equal to 100% of the principal amount of the debentures to be purchased plus any accrued and unpaid interest to, but excluding, the date of redemption. The debentures are unsecured general obligations of the Company ranking equal in right of payment to all of our present and future unsecured indebtedness that is not expressly subordinated.